C. EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE

Basic net loss per share has been computed using the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share has been computed using the weighted-average number of shares of common stock and dilutive potential common shares from options, restricted stock units and warrants outstanding during the period. In periods with net losses, normally dilutive shares become anti-dilutive. Therefore, basic and dilutive earnings per share are the same.

The following table presents the calculation of basic and diluted EPS:

	Year ended December 31,
	2013	2012	2011
	(in thousands, except per share data)
Numerator:
Net loss	$(1,406)	$(945)	$(5,328)
Denominator:
Weighted average shares used to compute net loss per share
Basic and diluted	9,965	266	264
Net loss per share
Basic and diluted	$(0.14)	$(3.56)	$(20.21)

The following potentially dilutive securities were excluded from the computation of diluted net loss per share as their effect would have been antidilutive:

	2013	2012	2011
		(in thousands)
Employee stock options	595	419	377
Preferred stock warrants	33	96	122
Restricted stock units	33	–	–
	661	515	499